Document and Entity Information	Sep. 05, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001767042
Document Type	8-K/A
Document Period End Date	Sep. 05, 2025
Entity Registrant Name	Kodiak Gas Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41732
Entity Tax Identification Number	83-3013440
Entity Address, Address Line One	9950 Woodloch Forest Dr.
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(936)
Local Phone Number	539-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	KGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K is being filed to add Exhibit 4.1 and Exhibit 10.1 to the Current Report on Form 8-K filed by the registrant on September 5, 2025, and to reflect these additions in Items 1.01 and 9.01.